Convertible Debts	6 Months Ended
Jun. 30, 2026
Convertible Debts [Abstract]
Convertible Debts

17. Convertible Debts

On August 15, 2025, the Company entered into agreements with certain investors to issue convertible debts with an aggregate principal amount of $10,000,000. The transaction closed on October 13, 2025, and the Company received gross proceeds of $10,000,000. The convertible debts bears interest at 3.0% per annum, payable annually, and matures three years from the issuance date.

The holders may convert the convertible debts into the Company’s ordinary shares at an initial conversion price of $4.64 per share at any time commencing six months after the issuance date and ending on the tenth trading day immediately preceding the maturity date. Upon conversion, the amount converted includes the principal amount being converted, together with accrued and unpaid interest thereon, if any. Based on the initial conversion price, the principal amount of the convertible debts is initially convertible into 2,155,172 ordinary shares, subject to the terms of the instrument. Any accrued and unpaid interest converted in accordance with the terms of the instrument would result in the issuance of additional ordinary shares. The Company may also redeem all or a portion of the outstanding convertible debts in cash at an amount equal to the principal amount redeemed plus accrued and unpaid interest.

The Company concluded that bifurcation of the embedded features was not required. Accordingly, the convertible debts are accounted for wholly as debt and is subsequently measured at amortized cost using the effective interest method.

As of June 30, 2026 and December 31, 2025, the fair value of the convertible debts was:

	Fair value hierarchy	Valuation method	Fair value as of June 30, 2026	Fair value as of December 31, 2025
Fair value of convertible debts	Level 3	Black-Scholes Model for equity component and Discounted Cash Flow method for debt component	$9,916,643	$10,634,988

For the six months ended June 30, 2026, the interest expense related to the convertible debts were $147,945, and the effective interest rate of the convertible debts was 3.0%.